Collaboration Revenue	6 Months Ended
Jun. 30, 2023
Collaboration Revenue.
Collaboration Revenue

Table 30: Collaboration Revenue

	H1 2023	H1 2022
	$m	$m
Lynparza: regulatory milestones	-	175
COVID-19 mAbs: licence fees	180	-
Farxiga: sales milestones	25	-
tralokinumab: sales milestones	-	70
Other Collaboration Revenue	15	16
Total	220	261